Restricted Net Assets of Subsidiaries (Details) $ in Billions	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	$ 13
Restricted net assets threshold	25.00%